Note 3 – Stockholders’ Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Shares	8,080,877
Weighted Remaining Life			2 years 6 months
Stock Options One [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 0.75	$ 0.75
Shares	7,333	7,333
Weighted Remaining Life	5 years 281 days	6 years 189 days
Stock Options Two [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 3.10	$ 4.875
Shares	59,681	134
Weighted Remaining Life	9 years 277 days	8 years 73 days
Stock Options Three [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 3.21	$ 5.25
Shares	6,232	2,031
Weighted Remaining Life	10 years	7 years 226 days
Stock Options Four [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 3.45	$ 5.625
Shares	7,245	192,000
Weighted Remaining Life	9 years 186 days	8 years 76 days
Stock Options Five [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 4.875	$ 5.925
Shares	134	23,206
Weighted Remaining Life	7 years 164 days	8 years 80 days
Stock Options Six [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 5.25	$ 6.00
Shares	2,031	123,998
Weighted Remaining Life	6 years 343 days	7 years 229 days
Stock Options Seven [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 5.625	$ 6.50
Shares	192,000	3,845
Weighted Remaining Life	7 years 167 days	10 years
Stock Options Eight [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 5.925	$ 6.60
Shares	23,206	5,332
Weighted Remaining Life	7 years 171 days	7 years 25 days
Stock Options Nine [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 6.00	$ 8.25
Shares	123,998	3,636
Weighted Remaining Life	6 years 321 days	9 years 277 days
Stock Option Ten [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 6.50
Shares	3,845
Weighted Remaining Life	9 years 94 days
Stock Option Eleven [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 6.60
Shares	5,332
Weighted Remaining Life	6 years 116 days
Stock Option Twelve [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 8.25	$ 11.25
Shares	3,636	13,666
Weighted Remaining Life	9 years 3 days	8 years 29 days
Stock Options Thirteen [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 9.9375	$ 12.75
Shares	3,019	10,069
Weighted Remaining Life	7 years 288 days	9 years 105 days
Stock Options Fourteen [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 10.50	$ 13.875
Shares	3,238	2,160
Weighted Remaining Life	7 years 288 days	9 years 3 months
Stock Options Fifteen [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 11.25	$ 15.00
Shares	13,666	3,334
Weighted Remaining Life	7 years 127 days	9 years 80 days
Stock Options Sixteen [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 12.75	$ 17.25
Shares	67	40,261
Weighted Remaining Life	7 years 222 days	9 years 69 days
Stock Options Seventeen [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 13.875	$ 18.75
Shares	2,160	3,335
Weighted Remaining Life	8 years 186 days	9 years 54 days
Stock Options Eighteen [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 17.25	$ 20.25
Shares	40,261	4,940
Weighted Remaining Life	8 years 160 days	9 years 3 days
Stock Options Nineteen [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 18.75	$ 21.75
Shares	3,334	1,336
Weighted Remaining Life	8 years 146 days	8 years 281 days
Stock Options Twenty [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 20.25	$ 23.85
Shares	4,940	1,260
Weighted Remaining Life	8 years 94 days	8 years 9 months
Stock Options Twenty One [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 21.75	$ 24.75
Shares	1,336	334
Weighted Remaining Life	8 years 7 days	8 years 266 days
Stock Options Twenty Two [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 23.85	$ 25.6125
Shares	1,260	134
Weighted Remaining Life	8 years 3 days	8 years 178 days
Stock Options [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)		$ 7.51		$ 6.75	$ 6.75
Shares	507,955	448,601		385,733	168,856
Warrant One [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 0.75	$ 0.75
Shares	400	400
Weighted Remaining Life	69 days	343 days
Warrant Two [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 4.95	$ 6.00
Shares	7,580,040	102,857
Weighted Remaining Life	4 years 335 days	3 years 73 days
Warrant Three [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 6.00	$ 9.00
Shares	102,857	2,666
Weighted Remaining Life	2 years 164 days	3 years 25 days
Warrant Four [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 9.00	$ 11.25
Shares	2,666	204,200
Weighted Remaining Life	2 years 116 days	3 years 7 days
Warrant Five [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 9.75	$ 12.375
Shares	63,227	71,257
Weighted Remaining Life	3 years 310 days	4 years 222 days
Warrant Six [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 11.25	$ 12.38
Shares	203,801	5,557
Weighted Remaining Life	2 years 98 days	4 years 310 days
Warrant Seven [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 12.375	$ 13.50
Shares	71,257	4,444
Weighted Remaining Life	3 years 313 days	3 years 171 days
Warrant Eight [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 12.38	$ 14.85
Shares	5,557	23,612
Weighted Remaining Life	4 years 40 days	3 years 149 days
Warrant Nine [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 13.50	$ 15.00
Shares	4,444	1,168
Weighted Remaining Life	2 years 262 days	32 days
Warrant Ten [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 14.85	$ 20.25
Shares	23,612	1,481
Weighted Remaining Life	2 years 240 days	4 years 47 days
Warrant Eleven [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 20.25	$ 24.375
Shares	1,481	83,080
Weighted Remaining Life	3 years 138 days	4 years 167 days
Warrant Twelve [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Price (in Dollars per share)	$ 24.375
Shares	21,535
Weighted Remaining Life	3 years 127 days